Matthews Asian Growth and Income Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 85.6%

	Shares	Value

CHINA/HONG KONG: 39.4%
Tencent Holdings, Ltd.	1,014,400	$68,516,015
AIA Group, Ltd.	4,998,400	49,684,583
Techtronic Industries Co., Ltd.	2,632,000	34,994,301
NetEase, Inc. ADR	57,200	26,007,124
Midea Group Co., Ltd. A Shares	2,372,079	25,524,541
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	4,376,775	24,946,537
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	1,251,344	23,132,276
Yum China Holdings, Inc.	429,500	22,742,025
Minth Group, Ltd.	5,196,000	22,689,591
China Yangtze Power Co., Ltd. A Shares	7,295,600	20,632,346
China Resources Land, Ltd.	4,276,000	19,502,086
HKT Trust & HKT, Ltd.	14,402,000	19,115,882
Zhejiang Supor Co., Ltd. A Shares	1,621,928	18,933,920
Zhongsheng Group Holdings, Ltd.	2,992,500	18,824,363
Lepu Medical Technology Beijing Co., Ltd. A Shares	3,444,473	17,167,208
Jiangsu Expressway Co., Ltd. H Shares	16,770,000	16,929,320
Guangdong Investment, Ltd.	10,530,000	16,742,521
Ping An Insurance Group Co. of China, Ltd. H Shares	1,581,500	16,417,311
CLP Holdings, Ltd.	1,726,200	16,117,971
CK Hutchison Holdings, Ltd.	2,540,172	15,392,819
Link REIT	1,827,400	14,974,422
BOC Hong Kong Holdings, Ltd.	5,107,500	13,539,910

Total China/Hong Kong		522,527,072

TAIWAN: 9.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,754,187	86,566,440
Advantech Co., Ltd.	2,419,884	24,487,613
Taiwan Secom Co., Ltd.	7,112,000	20,723,864

Total Taiwan		131,777,917

SOUTH KOREA: 8.2%
Samsung Electronics Co., Ltd.	866,075	42,995,567
Macquarie Korea Infrastructure Fund	2,864,823	26,924,130
Coway Co., Ltd.	330,466	22,475,481
Hanon Systems	1,478,342	15,610,781

Total South Korea		108,005,959

SINGAPORE: 7.9%
Ascendas, REIT	8,875,484	21,238,431
Venture Corp., Ltd.	1,454,400	20,651,045
Singapore Technologies Engineering, Ltd.	7,823,325	19,936,346
United Overseas Bank, Ltd.	1,193,000	16,806,022
Singapore Telecommunications, Ltd.	10,515,700	16,457,831
Ascendas India Trust	8,946,700	9,052,733

Total Singapore		104,142,408

INDIA: 6.6%
Housing Development Finance Corp., Ltd.	979,513	23,217,101
Tata Consultancy Services, Ltd.	628,279	21,256,207
Sanofi India, Ltd.	165,908	19,470,912
ITC, Ltd.	6,725,791	15,712,591
Embassy Office Parks, REIT	1,644,000	8,066,537

Total India		87,723,348

	Shares	Value
FRANCE: 3.1%
LVMH Moet Hennessy Louis Vuitton SE	46,973	$21,978,826
Pernod Ricard SA	121,618	19,390,393

Total France		41,369,219

INDONESIA: 2.4%
PT Bank Rakyat Indonesia Persero	78,744,300	16,154,735
PT Ace Hardware Indonesia	147,454,400	15,822,480

Total Indonesia		31,977,215

UNITED STATES: 1.9%
Broadcom, Inc.	70,600	25,720,992

Total United States		25,720,992

VIETNAM: 1.5%
Vietnam Dairy Products JSC	4,315,311	20,420,080

Total Vietnam		20,420,080

AUSTRALIA: 1.3%
Macquarie Group, Ltd.	197,166	17,091,204

Total Australia		17,091,204

PHILIPPINES: 1.2%
Bank of the Philippine Islands	12,247,404	16,216,468

Total Philippines		16,216,468

JAPAN: 1.2%
KDDI Corp.	624,900	15,717,207

Total Japan		15,717,207

THAILAND: 1.0%
Digital Telecommunications Infrastructure Fund F Shares	30,160,700	13,073,907

Total Thailand		13,073,907

TOTAL COMMON EQUITIES		1,135,762,996

(Cost $932,325,757)

CONVERTIBLE CORPORATE BONDS: 9.2%

	Face Amount*	Value

CHINA/HONG KONG: 7.7%
Bosideng International Holdings, Ltd., Cnv.
1.000%, 12/17/24[b]	24,700,000	21,581,625
Baozun, Inc., Cnv.
1.625%, 05/01/24	19,572,000	18,013,456
China Education Group Holdings, Ltd., Cnv.
2.000%, 03/28/24[b]	HKD 111,000,000	16,616,365
ANLLIAN Capital, Ltd., Cnv.
0.000%, 02/05/25[b]	EUR 14,800,000	16,525,260
Harvest International Co., Cnv.
0.000%, 11/21/22[b]	HKD 111,000,000	15,435,393
Luye Pharma Group, Ltd., Cnv.
1.500%, 07/09/24[b]	14,101,000	13,789,086

Total China/Hong Kong		101,961,185

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Matthews Asian Growth and Income Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value

SINGAPORE: 1.3%
CapitaLand, Ltd., Cnv.
1.950%, 10/17/23[b]	SGD 24,250,000	$17,495,924

Total Singapore		17,495,924

UNITED STATES: 0.2%
JPMorgan Chase Bank NA, Cnv.
0.125%, 01/01/23[c]	1,539,000	1,947,797

Total United States		1,947,797

TOTAL CONVERTIBLE CORPORATE BONDS		121,404,906

(Cost $123,850,123)

PREFERRED EQUITIES: 1.9%

	Shares	Value

SOUTH KOREA: 1.9%
LG Household & Health Care, Ltd., Pfd.	41,042	24,798,535

Total South Korea		24,798,535

TOTAL PREFERRED EQUITIES		24,798,535

(Cost $11,577,044)

TOTAL INVESTMENTS: 96.7%		1,281,966,437
(Cost $1,067,752,924)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.3%		44,028,885

NET ASSETS: 100.0%	$1,325,995,322

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $1,947,797, which is 0.15% of net assets.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

Cnv.	Convertible

EUR	Euro

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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